11 Greenway Plaza, Suite 1000
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invesco.com
May 3, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Funds Group (Invesco Funds Group)
CIK 0000019034
1933 Act Registration No. 002-27334
1940 Act Registration No. 811-01540
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, as applicable, of:
Invesco EQV European Small Company Fund, Invesco EQV International Small Company Fund, Invesco Global Core Equity Fund and Invesco Small Cap Equity Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 140 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2023.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel